Share-based compensation - VRS 2019 narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ 21,600,000
2019 VRSUP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days		10 days
Restricted stock units forfeiture period		12 months
Vesting period	1 year
Fair value, RSUs		€ 1.86
Expense from share-based payment transactions with employees	€ 5,600,000	€ 6,900,000